Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Summary of Significant Accounting Policies [Line Items]
Percentage of voting power	50.00%
Deferred offering costs		$ 817,871
Cash	$ 152,051	$ 2,581,086
Fair value of private warrant	$ 11.5
Voting interest percentage	10.00%
Unrecognized Tax	12 months
Public Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value of private warrant	$ 2,524,247
Private Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value of private warrant	$ 2,159,587
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Customers credit term	180 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Customers credit term	365 days